                              GARTMORE MUTUAL FUNDS

                       Supplement Dated February 15, 2007
         to the Prospectuses dated February 28, 2006, September 29, 2006 and December 15, 2006

     1. Gartmore Mutual Fund Capital Trust ("GMFCT"),  an indirect  wholly-owned subsidiary  Nationwide  Corporation  ("Nationwide  Corp."),  is  the  investment adviser to all  series of the  Gartmore  Mutual  Funds  (the  "Trust")  with the exception of the Gartmore  Enhanced  Income Fund and the Gartmore Short Duration
Bond  Fund.  On  February  2, 2007,  Nationwide  Corp.  entered  into a purchase agreement  ("Purchase  Agreement")  with  Nationwide  Financial  Services,  Inc.
("NFS"), under which NFS will purchase GMFCT (and certain related entities) from
Nationwide Corp. NFS is a  majority-owned  subsidiary of Nationwide Corp. and is thus already  affiliated with GMFCT.  The purchase of GMFCT by NFS may be deemed to  constitute  a change of control,  terminating  GMFCT's  existing  investment advisory  agreements  with the  Trust.  The Board of  Trustees  of the Trust has approved  new  investment  advisory  agreements  with GMFCT with respect to each series of the Trust  ("Funds")  identified  below,  which are  identical  to the existing  investment  advisory  agreements  in all  material  respects.  The new investment  advisory  agreements  with GMFCT are subject to the  approval of the
Funds'  respective  shareholders.   The  sale  of  GMFCT  to  NFS  currently  is
anticipated to close during the second quarter of 2007.

The following Funds currently are advised by GMFCT:

Gartmore Bond Fund
Gartmore Bond Index Fund
Gartmore China Opportunities Fund
Gartmore Emerging Markets Fund
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund
Gartmore Government Bond Fund
Gartmore Growth Fund
Gartmore Hedged Core Equity Fund
Gartmore International Growth Fund
Gartmore International Index Fund
Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund
Gartmore Large Cap Value Fund
Gartmore Market Neutral Fund
Gartmore Micro Cap Equity Fund
Gartmore Mid Cap Growth Fund
Gartmore Mid Cap Growth Leaders Fund
Gartmore Mid Cap Market Index Fund
Gartmore Money Market Fund
Gartmore Nationwide Fund
Gartmore Nationwide Leaders Fund
Gartmore Optimal Allocations Fund: Defensive
Gartmore Optimal Allocations Fund: Moderate
Gartmore Optimal Allocations Fund: Moderate Growth
Gartmore Optimal Allocations Fund: Growth
Gartmore Optimal Allocations Fund: Specialty
Gartmore S&P 500 Index Fund
Gartmore Small Cap Fund
Gartmore Small Cap Core Fund
Gartmore Small Cap Growth Opportunities Fund
Gartmore Small Cap Index Fund
Gartmore Small Cap Leaders Fund
Gartmore Small Cap Value Fund
Gartmore Tax-Free Income Fund
Gartmore U.S. Growth Leaders Fund
Gartmore U.S. Growth Leaders Long-Short Fund
Gartmore Value Opportunities Fund
Gartmore Worldwide Leaders Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

(over)

     2.  Each of the  Gartmore  Enhanced  Income  Fund  and the  Gartmore  Short
Duration  Bond Fund  ("Morley  Funds")  is advised by  Gartmore  Morley  Capital
Management,  Inc.  ("GMCM"),  an  affiliate  of GMFCT.  In  connection  with the transactions proposed pursuant to the Purchase Agreement,  the Board of Trustees of the Trust has also approved new investment  advisory  agreements with respect to the Morley  Funds under which GMFCT would  replace  GMCM as their  investment adviser. The new investment advisory agreements with respect to the Morley Funds are,  with the  exception  of the  identity  of the  adviser,  identical  to the existing investment  advisory  agreements in all material respects.  At the same time,  the  Board  of  Trustees  has  approved  the  appointment  of GMCM as the subadviser  to each of the  Morley  Funds.  Both  the  appointment  of  GMFCT as investment  adviser to the  Morley  Funds and the  appointment  of GMCM as their subadviser are subject to approval of the Morley Funds' respective shareholders.

     3. The following Funds  ("NorthPointe  Funds")  currently are subadvised by
NorthPointe Capital, LLC, an affiliate of GMFCT:

Gartmore Large Cap Value Fund               NorthPointe Small Cap Growth Fund
Gartmore Value Opportunities Fund           NorthPointe Small Cap Value Fund

In connection with the transactions proposed pursuant to the Purchase Agreement, the Board of Trustees of the Trust has approved a new subadvisory agreement with
NorthPointe  with respect to each of the NorthPointe  Funds. The new subadvisory agreement  is subject  to the  approval  of the  NorthPointe  Funds'  respective shareholders.

     4. In connection with the  transactions  proposed  pursuant to the Purchase
Agreement,  the Board of Trustees of the Trust has approved the  appointment  of
NorthPointe  as the  subadviser  to the Gartmore  Mid Cap Growth Fund,  Gartmore
Micro Cap Equity Fund and the growth  sleeve of the  Gartmore  Small Cap Leaders
Fund ("New NorthPointe  Funds"). The portfolio management team that manages each of the New  NorthPointe  Funds  currently on behalf of GMFCT is also employed by
NorthPointe.  The new subadvisory  agreement with  NorthPointe is subject to the approval of the New NorthPointe Funds' respective shareholders.

     5. In connection with the  transactions  proposed  pursuant to the Purchase
Agreement,  the Board of Trustees of the Trust has approved the  appointment  of
Nationwide  Separate  Accounts,  LLC  ("NSA"),  an  affiliate  of GMFCT,  as the subadviser to the Gartmore Mid Cap Growth Leaders Fund. The portfolio management team that manages the Gartmore Mid Cap Growth  Leaders Fund  currently on behalf of GMFCT is also  employed by NSA.  The new  subadvisory  agreement  with NSA is subject  to  the  approval  of  the  Gartmore  Mid  Cap  Growth  Leaders  Fund's
shareholders.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE